iMedical Innovations Inc. - Statements of Stockholders' (Deficiency) Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated other comprehensive (loss) income	Accumulated Deficit
Balance, Value at Dec. 31, 2013	$ 102,187	$ 2,424,646		$ 14,261	$ (2,336,720)
Balance, Shares at Dec. 31, 2013		10,517,500
Issuance of shares for cash, Value	545,278	$ 545,278
Issuance of shares for cash, Shares		1,170,000
Issuance of shares for services, Value	66,179	$ 66,179
Issuance of shares for services, Shares		142,000
Issuance of warrants for services	400,335		$ 400,335
Acquisition of net liabilities and shares outstanding- reverse merger, Value	(237,348)		(237,348)
Acquisition of net liabilities and shares outstanding- reverse merger, Shares		3,300,000
Issuance of shares and warrants for cash, Value	1,104,229	$ 857,558	246,671
Issuance of shares and warrants for cash, Shares		1,036,000
Exercise of warrants for cash, Value	66,188	$ 66,188
Exercise of warrants for cash, Shares		150,000
Translation adjustment	3,050			3,050
Net loss	(1,706,202)				(1,706,202)
Balance, Value at Dec. 31, 2014	343,896	$ 3,959,849	409,658	17,311	(4,042,922)
Balance, Shares at Dec. 31, 2014		16,315,500
Issuance of warrants for services	672,749		672,749
Exercise of warrants for cash, Value	707,196	$ 686,975	20,221
Exercise of warrants for cash, Shares		750,000
Translation adjustment	(35,313)			(35,313)
Net loss	(5,185,852)				(5,185,852)
Cancellation of shares, Value	(89)	$ (89)
Stock based compensation	2,257,953		2,257,953
Cancellation of warrants		124,936	(124,936)
Exercise of stock option plan, Value	283	$ 283
Exercise of stock option plan, Shares		2,832,500
Balance, Value at Dec. 31, 2015	$ (1,239,177)	$ 4,771,954	$ 3,235,645	$ (18,002)	$ (9,228,774)
Balance, Shares at Dec. 31, 2015		18,798,000